Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $) In Millions, unless otherwise specified	4 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2013	Dec. 31, 2012
Successor [Member]
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
U.S. Federal	$ 0	$ 0	$ 0
State	0	2.0	2.3
Foreign	0	38.3	73.7
Total	0	40.3	76.0
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
U.S. Federal	0	(2.1)	(43.7)
State	0	(2.9)	(2.5)
Foreign	0	(33.2)	(74.6)
Total	0	(38.2)	(120.8)
U.S. Federal	0	(2.1)	(43.7)
State	0	(0.9)	(0.2)
Foreign	0	5.1	(0.9)
Total	0	2.1	(44.8)
Predecessor [Member]
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
U.S. Federal				(8.8)	30.9
State				0.1	6.6
Foreign				6.7	98.6
Total				(2.0)	136.1
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
U.S. Federal				7.0	(4.5)
State				(0.2)	(0.4)
Foreign				2.3	14.0
Total				9.1	9.1
U.S. Federal				(1.8)	26.4
State				(0.1)	6.2
Foreign				9.0	112.6
Total				$ 7.1	$ 145.2